Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Profit for the period	€ 93.4	€ 67.3
Adjustments for:
Exceptional items	7.6	11.4
Purchases, fair value measurement, assets	2.1	0.0
Share based payments expense	6.4	2.1
Depreciation and amortization	21.2	21.8
Loss on disposal of property, plant and equipment	0.2	0.2
Finance costs	27.1	54.0
Finance income	(3.1)	(5.6)
Taxation	29.2	17.1
Operating cash flow before changes in working capital, provisions and net of acquisitions	184.1	168.3
Decrease in inventories	(15.3)	13.2
Increase in trade and other receivables	(27.1)	6.9
Decrease in trade and other payables	(5.9)	11.7
Increase/(decrease) in employee benefits and other provisions	(0.4)	(0.9)
Cash generated from operations before tax and exceptional items	135.4	199.2
Cash flows relating to exceptional items	(17.2)	(46.4)
Tax (paid)/refunded	(9.3)	(14.5)
Net cash generated from operating activities	108.9	138.3
Cash flows from investing activities
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	(237.0)	0.0
Purchase of property, plant and equipment	(8.7)	(16.8)
Purchase of intangibles	(1.4)	(2.5)
Cash used in investing activities	(247.1)	(19.3)
Cash flows from financing activities
Proceeds from issue of ordinary shares	0.1	0.0
Payments to acquire or redeem entity's shares	0.0	(93.9)
Issuance of new loan principal	354.8	1,470.5
Repayments of borrowings, classified as financing activities	(5.9)	(1,469.5)
Payment of finance leases	0.0	(1.6)
Proceeds on settlement of derivatives	1.7	0.1
Payments for debt issue costs	(3.2)	(13.6)
Interest paid	(24.0)	(25.2)
Interest received	0.0	0.3
Net cash provided by/(used in) financing activities	323.5	(132.9)
Net increase in cash and cash equivalents	185.3	(13.9)
Cash and cash equivalents at beginning of period	219.2	329.5
Effect of exchange rate fluctuations	(0.8)	(15.1)
Cash and cash equivalents at end of period	€ 403.7	€ 300.5